Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.0%
Astroscale Holdings Inc.(a)(b)	3,400	$19,846
Air Freight & Logistics — 1.2%
AZ-COM MARUWA Holdings Inc.	6,800	46,439
Hamakyorex Co. Ltd.	8,500	72,604
Konoike Transport Co. Ltd.	3,400	67,564
Mitsui-Soko Holdings Co. Ltd.	2,400	121,876
Nippon Express Holdings Inc.	9,000	468,731
Sankyu Inc.	5,700	197,304
SBS Holdings Inc.	1,700	27,435
Senko Group Holdings Co. Ltd.	15,300	153,953
Yamato Holdings Co. Ltd.	32,300	373,500
		1,529,406
Automobile Components — 3.3%
Aisan Industry Co. Ltd.	3,400	30,266
Eagle Industry Co. Ltd.	1,700	21,785
Exedy Corp.	3,400	101,180
FCC Co. Ltd.	5,100	101,797
G-Tekt Corp.	3,400	35,685
JTEKT Corp.	25,500	178,957
Koito Manufacturing Co. Ltd.	25,500	332,173
KYB Corp.	3,400	55,604
Musashi Seimitsu Industry Co. Ltd.	5,100	112,937
NHK Spring Co. Ltd.	25,500	296,842
Nifco Inc./Japan	10,200	245,310
Nippon Seiki Co. Ltd.	5,100	35,415
Niterra Co. Ltd.	18,700	580,433
NOK Corp.	10,200	153,289
Pacific Industrial Co. Ltd.	5,100	44,169
Piolax Inc.	3,400	55,403
Seiren Co. Ltd.	6,800	125,640
Shoei Co. Ltd.	6,800	112,442
Stanley Electric Co. Ltd.	17,000	286,467
Sumitomo Riko Co. Ltd.	5,100	53,327
Sumitomo Rubber Industries Ltd.	22,100	243,864
Tokai Rika Co. Ltd.	6,800	93,970
Topre Corp.	5,100	64,120
Toyo Tire Corp.	13,600	211,795
Toyoda Gosei Co. Ltd.	6,800	112,188
Toyota Boshoku Corp.	10,200	129,872
TS Tech Co. Ltd.	10,200	112,678
Yokohama Rubber Co. Ltd. (The)	17,000	345,419
		4,273,027
Automobiles — 0.6%
Mazda Motor Corp.	76,500	487,848
Mitsubishi Motors Corp.	85,000	222,968
Nissan Shatai Co. Ltd.	8,500	64,189
		775,005
Banks — 5.2%
77 Bank Ltd. (The)	8,500	250,557
Aichi Financial Group Inc., NVS	5,100	83,156
Aozora Bank Ltd.	13,600	217,981
Awa Bank Ltd. (The)	3,400	65,145
Bank of Nagoya Ltd. (The)	1,700	69,957
Chugin Financial Group Inc., NVS	18,700	202,707
Daishi Hokuetsu Financial Group Inc.	8,500	159,959
Fukuoka Financial Group Inc.	22,100	612,287
Gunma Bank Ltd. (The)	44,200	321,902
Hachijuni Bank Ltd. (The)	45,900	314,722
Hirogin Holdings Inc.	32,300	242,776
Security	Shares	Value
Banks (continued)
Hokkoku Financial Holdings Inc.	1,700	$57,189
Hokuhoku Financial Group Inc.	13,600	162,572
Hyakugo Bank Ltd. (The)	25,500	102,673
Iyogin Holdings Inc., NVS	30,600	316,045
Juroku Financial Group Inc.	3,400	97,209
Keiyo Bank Ltd. (The)	11,900	63,297
Kiyo Bank Ltd. (The)	6,800	93,978
Kyoto Financial Group Inc.	28,900	436,370
Kyushu Financial Group Inc.	42,500	203,025
Mebuki Financial Group Inc.	119,000	528,545
Musashino Bank Ltd. (The)	3,400	65,829
Nanto Bank Ltd. (The)	3,400	69,141
Nishi-Nippon Financial Holdings Inc.	15,300	203,673
North Pacific Bank Ltd.	34,000	99,220
Ogaki Kyoritsu Bank Ltd. (The)	5,100	62,841
Rakuten Bank Ltd., NVS(a)	11,900	340,705
San-In Godo Bank Ltd. (The)	18,700	150,929
SBI Sumishin Net Bank Ltd., NVS	6,800	160,458
Senshu Ikeda Holdings Inc.	30,600	79,409
Seven Bank Ltd.	74,800	164,120
Shiga Bank Ltd. (The)	5,100	126,350
Suruga Bank Ltd.	15,300	103,749
Toho Bank Ltd. (The)	25,500	46,241
Tokyo Kiraboshi Financial Group Inc.	3,400	94,873
TOMONY Holdings Inc.	20,400	61,350
Yamaguchi Financial Group Inc.	22,100	234,907
		6,665,847
Beverages — 0.8%
Coca-Cola Bottlers Japan Holdings Inc.	17,000	272,618
Ito En Ltd.	6,800	147,806
Sapporo Holdings Ltd.	8,500	502,826
Takara Holdings Inc.	18,700	161,181
		1,084,431
Biotechnology — 0.3%
GNI Group Ltd.(a)(b)	6,897	153,001
PeptiDream Inc.(a)	11,900	234,742
Takara Bio Inc.	5,100	35,175
		422,918
Broadline Retail — 1.8%
ASKUL Corp.	5,100	63,677
Belluna Co. Ltd.	3,400	17,232
Isetan Mitsukoshi Holdings Ltd.	42,500	606,638
Izumi Co. Ltd.	3,400	70,724
J Front Retailing Co. Ltd.	30,600	364,693
Mercari Inc.(a)	15,300	200,115
Ryohin Keikaku Co. Ltd.	32,300	664,620
Seria Co. Ltd.	5,100	95,695
Takashimaya Co. Ltd.	35,700	285,402
		2,368,796
Building Products — 1.7%
Bunka Shutter Co. Ltd.	6,800	84,846
Central Glass Co. Ltd.	3,400	75,159
Lixil Corp.	37,400	427,513
Nichias Corp.	6,800	264,044
Nichiha Corp.	3,400	64,583
Nitto Boseki Co. Ltd.	3,400	137,096
Noritz Corp.	3,400	39,044
Sanwa Holdings Corp.	23,800	718,828
Sekisui Jushi Corp.	3,400	48,381
Shin Nippon Air Technologies Co. Ltd.	1,700	44,237
Sinko Industries Ltd.	5,100	47,616

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Takara Standard Co. Ltd.	5,100	$55,978
Takasago Thermal Engineering Co. Ltd.	5,100	203,394
		2,210,719
Capital Markets — 0.6%
Aizawa Securities Group Co. Ltd.	1,700	19,848
GMO Financial Holdings Inc.	5,100	23,281
Integral Corp.	1,700	40,753
JAFCO Group Co. Ltd.	6,800	96,150
M&A Capital Partners Co. Ltd.	1,700	29,673
M&A Research Institute Holdings Inc., NVS(a)(b)	3,400	46,413
Matsui Securities Co. Ltd.	8,500	46,182
Monex Group Inc.	23,800	162,098
Nihon M&A Center Holdings Inc.	39,100	163,957
Okasan Securities Group Inc.	18,700	79,101
Strike Co. Ltd.	1,700	43,768
Tokai Tokyo Financial Holdings Inc.	25,500	81,075
		832,299
Chemicals — 6.9%
ADEKA Corp.	10,200	188,015
Aica Kogyo Co. Ltd.	6,800	148,910
Air Water Inc.	23,800	295,484
Artience Co. Ltd.	5,100	105,972
Asahi Yukizai Corp.	1,700	48,282
C Uyemura & Co. Ltd.	1,700	120,833
Chugoku Marine Paints Ltd.	5,100	81,548
Daicel Corp.	30,600	271,399
Denka Co. Ltd.	10,200	144,797
DIC Corp.	10,200	222,849
Fujimi Inc.	7,100	112,201
Fuso Chemical Co. Ltd.	1,700	38,666
JCU Corp.	3,400	92,322
Kaneka Corp.	5,100	118,158
Kansai Paint Co. Ltd.	18,700	266,979
KeePer Technical Laboratory Co. Ltd.(b)	1,700	49,328
KH Neochem Co. Ltd.	3,400	46,333
Konishi Co. Ltd.	6,800	59,537
Kumiai Chemical Industry Co. Ltd.	8,549	45,550
Kuraray Co. Ltd.	35,700	486,454
Kureha Corp.	5,100	96,273
Lintec Corp.	5,100	102,134
Mitsubishi Gas Chemical Co. Inc.	20,400	384,962
Nihon Parkerizing Co. Ltd.	10,200	86,675
Nippon Kayaku Co. Ltd.	17,000	143,361
Nippon Shokubai Co. Ltd.	13,600	165,187
Nippon Soda Co. Ltd.	5,100	92,390
Nissan Chemical Corp.	17,000	593,739
NOF Corp.	27,200	406,905
Okamoto Industries Inc.	1,700	61,990
Osaka Soda Co. Ltd.	10,200	99,968
PILLAR Corp./Japan	1,700	49,391
Resonac Holdings Corp.	22,100	604,134
Sakata INX Corp.	5,100	52,082
Sanyo Chemical Industries Ltd.	1,700	44,726
Shikoku Kasei Holdings Corp.	3,400	46,047
Shin-Etsu Polymer Co. Ltd.	5,100	54,673
Sumitomo Bakelite Co. Ltd.	10,200	248,980
Sumitomo Chemical Co. Ltd.	192,100	466,127
T Hasegawa Co. Ltd.	3,400	74,335
Taiyo Holdings Co. Ltd.	5,100	146,068
Takasago International Corp.	1,700	61,884
Teijin Ltd.	22,100	194,760
Security	Shares	Value
Chemicals (continued)
Toagosei Co. Ltd.	10,200	$103,827
Tokai Carbon Co. Ltd.	25,500	154,850
Tokuyama Corp.	8,500	151,774
Tokyo Ohka Kogyo Co. Ltd.	11,900	285,565
Tosoh Corp.	34,000	469,255
Toyobo Co. Ltd.	10,200	63,291
UBE Corp.	11,900	191,275
Zacros Corp.	1,700	46,889
Zeon Corp.	18,700	175,681
		8,862,815
Commercial Services & Supplies — 1.6%
Aeon Delight Co. Ltd.	3,400	100,554
Daiei Kankyo Co. Ltd.	5,100	102,662
Daiseki Co. Ltd.	6,812	177,752
Duskin Co. Ltd.	5,100	129,739
Itoki Corp.	5,100	54,156
Japan Elevator Service Holdings Co. Ltd.	8,500	154,581
Kokuyo Co. Ltd.	10,200	190,802
Kosaido Holdings Co. Ltd.	8,500	31,396
Matsuda Sangyo Co. Ltd.	1,760	35,662
Mitsubishi Pencil Co. Ltd.	3,400	55,823
Nippon Kanzai Holdings Co. Ltd.	1,700	29,195
Nippon Parking Development Co. Ltd.	22,100	33,279
Okamura Corp.	6,800	89,146
Park24 Co. Ltd.	17,000	204,252
Pilot Corp.	3,400	109,034
Prestige International Inc.	11,900	52,805
Sato Holdings Corp.	3,400	50,436
Sohgo Security Services Co. Ltd.	45,900	343,949
TRE Holdings Corp.	5,100	55,417
		2,000,640
Construction & Engineering — 3.5%
Chiyoda Corp.(a)	18,700	41,352
Chudenko Corp.	3,400	76,475
COMSYS Holdings Corp.	13,600	296,868
Dai-Dan Co. Ltd.	3,400	82,864
EXEO Group Inc.	23,800	278,751
Hazama Ando Corp.	18,700	146,128
Infroneer Holdings Inc.	23,840	193,487
JGC Holdings Corp.	28,900	250,724
Kandenko Co. Ltd.	11,900	175,597
Kinden Corp.	15,300	315,703
Kumagai Gumi Co. Ltd.	3,400	81,858
Kyudenko Corp.	5,100	175,351
Mirait One Corp.	10,200	147,530
Nippon Densetsu Kogyo Co. Ltd.	5,100	66,235
Nippon Road Co. Ltd. (The)	3,700	41,919
Nishimatsu Construction Co. Ltd.	3,400	115,031
Okumura Corp.	3,400	87,667
Penta-Ocean Construction Co. Ltd.	34,000	139,473
Raito Kogyo Co. Ltd.	5,100	74,318
Raiznext Corp.	3,400	33,776
Sanki Engineering Co. Ltd.	5,100	99,103
Shimizu Corp.	66,300	527,165
Shinnihon Corp.	3,400	34,313
SHO-BOND Holdings Co. Ltd.	5,100	177,051
Sumitomo Densetsu Co. Ltd.	1,700	54,704
Taihei Dengyo Kaisha Ltd.	1,700	56,584
Taikisha Ltd.	3,400	106,656
Takamatsu Construction Group Co. Ltd.	1,700	29,673
Toa Corp./Tokyo	6,800	54,140

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Toda Corp.	27,200	$171,523
Toenec Corp.	8,500	54,560
Tokyu Construction Co. Ltd.	10,740	49,547
Totetsu Kogyo Co. Ltd.	3,400	73,008
Toyo Construction Co. Ltd.	6,800	58,386
West Holdings Corp.	3,480	43,914
Yokogawa Bridge Holdings Corp.	3,400	62,664
Yurtec Corp.	5,100	48,886
		4,522,984
Construction Materials — 0.5%
Krosaki Harima Corp.	1,700	26,525
Maeda Kosen Co. Ltd.	5,100	61,720
Mitani Sekisan Co. Ltd.	1,700	64,409
Shinagawa Refractories Co. Ltd.	3,400	37,559
Sumitomo Osaka Cement Co. Ltd.	3,400	75,808
Taiheiyo Cement Corp.	15,300	390,157
		656,178
Consumer Finance — 1.0%
Acom Co. Ltd.	61,200	158,400
AEON Financial Service Co. Ltd.	13,600	115,097
Aiful Corp.	39,100	86,584
Credit Saison Co. Ltd.	18,700	448,125
Jaccs Co. Ltd.	3,400	84,599
Marui Group Co. Ltd.	22,100	357,790
Orient Corp.	6,800	37,455
		1,288,050
Consumer Staples Distribution & Retail — 2.3%
Aeon Hokkaido Corp.	5,100	29,438
Ain Holdings Inc.	3,400	114,009
Arcs Co. Ltd.	5,100	85,486
Axial Retailing Inc.	8,500	51,127
Belc Co. Ltd.	1,700	75,807
Cosmos Pharmaceutical Corp.	5,100	251,811
Create SD Holdings Co. Ltd.	3,400	65,340
Daikokutenbussan Co. Ltd.	500	34,139
Fuji Co. Ltd./Ehime	3,400	45,889
G-7 Holdings Inc.	3,400	33,257
Genky DrugStores Co. Ltd.	1,700	37,021
H2O Retailing Corp.	11,935	166,859
Halows Co. Ltd.	1,700	46,341
Heiwado Co. Ltd.	3,400	52,140
Kato Sangyo Co. Ltd.	3,400	101,578
Kusuri no Aoki Holdings Co. Ltd.	6,300	145,627
Life Corp.	3,400	77,106
Maxvalu Tokai Co. Ltd.	1,700	36,321
Mitsubishi Shokuhin Co. Ltd.	1,700	54,696
San-A Co. Ltd.	3,400	62,130
Shoei Foods Corp.(b)	1,700	49,255
Sugi Holdings Co. Ltd.	13,600	230,163
Sundrug Co. Ltd.	8,500	209,511
Trial Holdings Inc.	5,100	107,614
Tsuruha Holdings Inc.	5,100	282,739
United Super Markets Holdings Inc.(b)	8,500	48,684
Valor Holdings Co. Ltd.	5,100	73,614
Welcia Holdings Co. Ltd.	11,900	154,461
Yaoko Co. Ltd.	3,400	209,999
		2,932,162
Containers & Packaging — 0.5%
FP Corp.	6,800	124,725
Fuji Seal International Inc.	5,100	84,822
Rengo Co. Ltd.	23,800	141,101
Security	Shares	Value
Containers & Packaging (continued)
Toyo Seikan Group Holdings Ltd.	15,300	$243,023
		593,671
Distributors — 0.2%
Arata Corp.	3,400	68,384
Central Automotive Products Ltd.	1,700	52,853
Doshisha Co. Ltd.	3,400	47,764
PALTAC Corp.	3,400	97,936
		266,937
Diversified REITs — 2.6%
Activia Properties Inc.	85	182,498
Daiwa House REIT Investment Corp.	306	476,297
Hankyu Hanshin REIT Inc.	85	67,045
Heiwa Real Estate REIT Inc.	136	106,584
Hulic REIT Inc.	170	150,997
KDX Realty Investment Corp.	527	518,863
Mirai Corp.	238	64,279
Mori Trust REIT Inc.	340	138,369
Nippon REIT Investment Corp.	51	107,712
Nomura Real Estate Master Fund Inc.	510	483,066
NTT UD REIT Investment Corp.	187	141,938
Sekisui House REIT Inc.	544	265,817
Star Asia Investment Corp.	323	109,005
Takara Leben Real Estate Investment Corp.	119	67,882
Tokyu REIT Inc.	102	107,216
United Urban Investment Corp.	374	341,241
		3,328,809
Diversified Telecommunication Services — 0.3%
Internet Initiative Japan Inc.	13,600	274,513
U-Next Holdings Co. Ltd.	10,200	113,844
		388,357
Electric Utilities — 1.3%
Chugoku Electric Power Co. Inc. (The)	37,400	234,692
Hokkaido Electric Power Co. Inc.	22,100	126,151
Hokuriku Electric Power Co.	22,100	130,213
Kyushu Electric Power Co. Inc.	52,700	520,651
Shikoku Electric Power Co. Inc.	22,100	181,948
Tohoku Electric Power Co. Inc.	57,800	469,890
		1,663,545
Electrical Equipment — 1.2%
Daihen Corp.	2,700	127,376
Furukawa Electric Co. Ltd.	8,500	350,926
GS Yuasa Corp.	10,200	176,261
Idec Corp./Japan	3,400	54,236
Mabuchi Motor Co. Ltd.	11,900	176,420
Mirai Industry Co. Ltd.	1,700	44,000
Nitto Kogyo Corp.	3,400	64,010
Sanyo Denki Co. Ltd.	1,700	94,216
Sinfonia Technology Co. Ltd.	3,400	131,866
SWCC Corp.	3,400	171,558
Toyo Tanso Co. Ltd.	1,700	49,889
Ushio Inc.	10,200	139,272
		1,580,030
Electronic Equipment, Instruments & Components — 4.7%
Ai Holdings Corp.	5,100	71,350
Alps Alpine Co. Ltd.	23,800	245,850
Amano Corp.	6,800	194,197
Anritsu Corp.	17,000	130,739
Azbil Corp.	59,500	476,678
Canon Electronics Inc.	3,400	56,474
Canon Marketing Japan Inc.	6,800	218,184

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Citizen Watch Co. Ltd.	23,800	$140,952
Daiwabo Holdings Co. Ltd.	10,200	208,873
Dexerials Corp.	20,400	331,150
Enplas Corp.	800	28,593
Hakuto Co. Ltd.	1,700	49,501
Hamamatsu Photonics KK	37,400	445,477
Hioki EE Corp	1,700	87,291
Hirose Electric Co. Ltd.	3,400	409,684
Horiba Ltd.	5,100	292,546
Hosiden Corp.	5,100	79,367
Ibiden Co. Ltd.	15,300	453,316
Japan Aviation Electronics Industry Ltd.	5,100	89,087
Jeol Ltd.	5,100	178,696
Kaga Electronics Co. Ltd.	5,100	89,551
Macnica Holdings Inc.	18,700	220,087
Maruwa Co. Ltd./Aichi	1,100	314,796
Maxell Ltd.	5,100	58,374
Meiko Electronics Co. Ltd.	2,400	147,257
Nichicon Corp.	6,800	47,582
Nippon Ceramic Co. Ltd.	1,700	29,911
Nippon Electric Glass Co. Ltd.	10,200	233,911
Nissha Co. Ltd.	5,100	55,546
Nohmi Bosai Ltd.	3,400	66,653
Oki Electric Industry Co. Ltd.	10,200	64,121
Restar Corp.	3,400	54,098
Riken Keiki Co. Ltd.	3,400	85,539
Ryoyo Ryosan Holdings Inc.	3,376	51,103
Taiyo Yuden Co. Ltd.	15,300	218,778
Tokyo Electron Device Ltd.	1,700	35,219
Topcon Corp.	11,900	126,847
		6,087,378
Energy Equipment & Services — 0.1%
Modec Inc.	6,800	144,741
Entertainment — 1.3%
Anycolor Inc.(a)(b)	3,400	48,812
Avex Inc.	3,400	34,519
COLOPL Inc.	8,500	26,111
Cover Corp.(a)	3,400	60,587
Daiichikosho Co. Ltd.	8,500	106,111
DeNA Co. Ltd.	10,200	166,638
Gree Inc.(b)	8,500	24,168
GungHo Online Entertainment Inc.	5,100	102,592
Koei Tecmo Holdings Co. Ltd.	11,900	137,976
Mixi Inc.	5,100	95,851
Shochiku Co. Ltd.(b)	1,700	122,717
Square Enix Holdings Co. Ltd.	10,200	411,486
Toei Animation Co. Ltd.	7,400	179,941
Toei Co. Ltd.	5,100	217,243
		1,734,752
Financial Services — 1.1%
eGuarantee Inc.	5,100	53,611
Financial Products Group Co. Ltd.	8,500	167,572
Fuyo General Lease Co. Ltd.	2,200	164,821
GMO Payment Gateway Inc.	5,100	269,842
Japan Securities Finance Co. Ltd.	10,200	143,638
Mizuho Leasing Co. Ltd.	17,000	114,412
Ricoh Leasing Co. Ltd.	1,700	58,433
Tokyo Century Corp.	18,700	185,049
Zenkoku Hosho Co. Ltd.	6,800	243,795
		1,401,173
Security	Shares	Value
Food Products — 4.1%
Ariake Japan Co. Ltd.	1,700	$61,118
Calbee Inc.	10,200	215,560
DyDo Group Holdings Inc.	1,700	38,262
Ezaki Glico Co. Ltd.	6,800	199,625
Fuji Oil Holdings Inc.	5,100	119,736
Fujiya Co. Ltd.	1,700	30,440
House Foods Group Inc.	6,800	129,007
Itoham Yonekyu Holdings Inc.	3,440	86,883
J-Oil Mills Inc.	1,700	24,927
Kagome Co. Ltd.	10,200	202,736
Kameda Seika Co. Ltd.	1,700	47,525
Kewpie Corp.	13,600	312,952
Kotobuki Spirits Co. Ltd.	13,600	189,586
Maruha Nichiro Corp.	5,100	102,557
Megmilk Snow Brand Co. Ltd.	6,800	124,731
Mitsui DM Sugar Holdings Co. Ltd.	1,700	36,121
Morinaga & Co. Ltd./Japan	8,500	155,594
Morinaga Milk Industry Co. Ltd.	10,200	200,095
NH Foods Ltd.	11,900	409,950
Nichirei Corp.	13,600	391,954
Nippn Corp., New	6,800	96,606
Nisshin Oillio Group Ltd. (The)	3,400	114,582
Nisshin Seifun Group Inc.	27,200	333,033
Nissui Corp.	35,700	223,611
Prima Meat Packers Ltd.	3,400	49,567
Riken Vitamin Co. Ltd.	3,400	56,497
S Foods Inc.	1,700	29,909
Sakata Seed Corp.	3,400	77,794
Showa Sangyo Co. Ltd.	1,700	31,540
Toyo Suisan Kaisha Ltd.	11,900	836,025
Yamazaki Baking Co. Ltd.	15,300	289,031
		5,217,554
Gas Utilities — 0.4%
K&O Energy Group Inc.	1,700	37,138
Nippon Gas Co. Ltd.	13,600	187,323
Saibu Gas Holdings Co. Ltd.	3,400	39,687
Shizuoka Gas Co. Ltd.	5,100	35,055
Toho Gas Co. Ltd.	10,200	266,794
		565,997
Ground Transportation — 3.8%
Fukuyama Transporting Co. Ltd.	1,700	42,878
Keikyu Corp.	27,200	242,236
Keio Corp.	13,600	358,675
Keisei Electric Railway Co. Ltd.	17,000	510,936
Kintetsu Group Holdings Co. Ltd.	23,800	508,682
Kyushu Railway Co.	18,700	492,308
Maruzen Showa Unyu Co. Ltd.	1,700	72,885
Nagoya Railroad Co. Ltd.	23,800	276,556
Nankai Electric Railway Co. Ltd.	13,600	219,020
Nikkon Holdings Co. Ltd.(b)	13,600	179,618
Nishi-Nippon Railroad Co. Ltd.	8,500	130,499
Odakyu Electric Railway Co. Ltd.	40,800	436,769
Sakai Moving Service Co. Ltd.	3,400	53,955
Seibu Holdings Inc.	28,900	600,069
Seino Holdings Co. Ltd.	13,600	223,847
Sotetsu Holdings Inc.	10,200	167,653
Tobu Railway Co. Ltd.	23,800	409,102
		4,925,688
Health Care Equipment & Supplies — 1.3%
Asahi Intecc Co. Ltd.	27,200	472,445
Eiken Chemical Co. Ltd.	3,400	50,648

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Fukuda Denshi Co. Ltd.	1,700	$82,386
Hogy Medical Co. Ltd.	1,700	54,655
Japan Lifeline Co. Ltd.	6,800	60,064
Mani Inc.	10,200	117,801
Menicon Co. Ltd.	8,500	88,105
Nagaileben Co. Ltd.	3,400	48,704
Nakanishi Inc.	8,500	131,746
Nihon Kohden Corp.	20,400	290,156
Nipro Corp.	18,700	172,726
Paramount Bed Holdings Co. Ltd.	5,100	85,982
PHC Holdings Corp.	3,400	21,957
		1,677,375
Health Care Providers & Services — 1.3%
Alfresa Holdings Corp.	22,100	319,793
Amvis Holdings Inc.	5,100	29,978
As One Corp.	6,800	123,878
BML Inc.	3,400	64,301
H.U. Group Holdings Inc.	6,800	111,472
Medipal Holdings Corp.	23,800	386,636
Ship Healthcare Holdings Inc.	10,200	150,422
Suzuken Co. Ltd.	8,500	265,962
Toho Holdings Co. Ltd.	6,800	194,359
Tokai Corp./Gifu	3,400	48,448
		1,695,249
Health Care Technology — 0.2%
JMDC Inc.	3,400	93,528
Medley Inc.(a)	3,400	99,826
		193,354
Hotel & Resort REITs — 0.6%
Hoshino Resorts REIT Inc.	76	112,177
Invincible Investment Corp.	986	419,317
Japan Hotel REIT Investment Corp.	629	286,981
		818,475
Hotels, Restaurants & Leisure — 2.6%
Atom Corp.(a)(b)	15,300	73,636
Colowide Co. Ltd.	11,900	136,446
Create Restaurants Holdings Inc.	15,300	120,220
Curves Holdings Co. Ltd.	6,800	37,307
Doutor Nichires Holdings Co. Ltd.	3,400	51,886
Food & Life Companies Ltd.	13,600	313,604
Fuji Kyuko Co. Ltd.	3,400	53,202
Fujita Kanko Inc.(a)	1,700	106,349
GENDA Inc.(a)	3,400	57,930
Heiwa Corp.	6,816	96,434
Hiday Hidaka Corp.	3,484	65,062
HIS Co. Ltd.	6,800	80,777
Ichibanya Co. Ltd.	8,500	57,400
Kappa Create Co. Ltd.	3,400	36,338
KOMEDA Holdings Co. Ltd.	5,100	98,152
Koshidaka Holdings Co. Ltd.	6,800	51,586
Kura Sushi Inc.	3,400	88,456
Kyoritsu Maintenance Co. Ltd.	8,560	158,565
Matsuyafoods Holdings Co. Ltd.	1,700	74,217
Monogatari Corp. (The)	3,400	82,180
MOS Food Services Inc.	3,400	81,860
Ohsho Food Service Corp.	5,100	103,891
Resorttrust Inc.	10,200	202,706
Round One Corp.	23,800	165,145
Royal Holdings Co. Ltd.(b)	3,400	55,270
Saizeriya Co. Ltd.	3,400	119,978
Skylark Holdings Co. Ltd.	28,900	439,964
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Tokyotokeiba Co. Ltd.(b)	1,700	$48,591
Toridoll Holdings Corp.(b)	6,800	165,943
Yoshinoya Holdings Co. Ltd.	8,500	184,848
		3,407,943
Household Durables — 2.9%
Casio Computer Co. Ltd.	23,800	180,955
Chofu Seisakusho Co. Ltd.	2,300	29,264
ES-Con Japan Ltd.	5,100	33,759
Fujitsu General Ltd.	8,500	116,499
Haseko Corp.	30,600	411,852
Iida Group Holdings Co. Ltd.	20,400	306,458
JVCKenwood Corp.	18,700	188,130
Nagawa Co. Ltd.	1,700	71,107
Nikon Corp.	37,400	443,244
Open House Group Co. Ltd.	10,200	377,733
Pressance Corp.	3,400	41,980
Rinnai Corp.	11,900	253,886
Sangetsu Corp.	5,100	98,387
Sharp Corp./Japan(a)	34,000	218,722
Sumitomo Forestry Co. Ltd.	20,400	778,640
Tama Home Co. Ltd.(b)	1,900	46,567
Tamron Co. Ltd.	4,600	131,902
Zojirushi Corp.	5,100	52,488
		3,781,573
Household Products — 0.5%
Earth Corp.	1,700	61,363
Lion Corp.	34,000	405,982
Pigeon Corp.	15,300	150,474
		617,819
Independent Power and Renewable Electricity Producers — 0.3%
Electric Power Development Co. Ltd.	18,700	313,618
RENOVA Inc.(a)	5,100	27,179
		340,797
Industrial Conglomerates — 0.4%
Katakura Industries Co. Ltd.	1,700	22,533
Keihan Holdings Co. Ltd.	11,900	276,384
Nisshinbo Holdings Inc.	17,000	99,951
Noritsu Koki Co. Ltd.	1,700	51,031
TOKAI Holdings Corp.	11,900	73,018
		522,917
Industrial REITs — 1.7%
CRE Logistics REIT Inc.	68	64,722
GLP J-REIT	595	506,276
Industrial & Infrastructure Fund Investment Corp.	306	234,459
Japan Logistics Fund Inc.	119	209,978
LaSalle Logiport REIT	221	212,434
Mitsubishi Estate Logistics REIT Investment Corp.	68	158,143
Mitsui Fudosan Logistics Park Inc.	406	274,573
Nippon Prologis REIT Inc.	289	455,814
SOSiLA Logistics REIT Inc.	85	60,912
		2,177,311
Insurance — 0.1%
FP Partner Inc.(b)	1,700	32,464
Lifenet Insurance Co.(a)(b)	8,500	113,424
		145,888
Interactive Media & Services — 0.3%
Bengo4.com Inc.(a)(b)	1,700	29,728
Kakaku.com Inc.	17,000	285,354
ZIGExN Co. Ltd.	6,800	23,993
		339,075

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 1.9%
Argo Graphics Inc.	1,700	$56,773
BIPROGY Inc.	10,200	318,124
Change Holdings Inc.(b)	5,100	45,931
Dentsu Soken Inc.	3,400	123,410
Digital Garage Inc.(b)	3,400	85,128
DTS Corp.	5,100	142,118
Future Corp.	5,100	64,403
GMO internet group Inc.	8,500	148,606
Mitsubishi Research Institute Inc.	1,700	49,247
NEC Networks & System Integration Corp.(b)	8,500	186,758
NET One Systems Co. Ltd.	10,200	306,468
NS Solutions Corp.	8,500	232,891
NSD Co. Ltd.	6,800	156,293
Sakura Internet Inc.(b)	3,400	103,951
SHIFT Inc.(a)	1,700	193,246
Simplex Holdings Inc.	5,100	85,620
TechMatrix Corp.	5,100	84,160
Zuken Inc.	1,700	50,151
		2,433,278
Leisure Products — 1.3%
Mizuno Corp.	1,700	92,877
Roland Corp.	1,700	43,395
Sankyo Co. Ltd.	23,800	338,001
Sega Sammy Holdings Inc.(b)	20,400	358,788
Tomy Co. Ltd.	10,200	289,324
Tsuburaya Fields Holdings Inc.	5,100	73,292
Universal Entertainment Corp.	3,400	24,184
Yamaha Corp.	49,300	363,435
Yonex Co. Ltd.	8,500	113,642
		1,696,938
Machinery — 8.0%
Aichi Corp.	3,400	31,328
Amada Co. Ltd.	42,500	409,992
CKD Corp.	6,800	114,179
Daiwa Industries Ltd.	3,400	33,202
DMG Mori Co. Ltd.	17,000	290,283
Ebara Corp.	59,500	895,058
Fuji Corp./Aichi	10,200	148,262
Fujitec Co. Ltd.	8,500	333,904
Fukushima Galilei Co. Ltd.	1,700	61,900
Furukawa Co. Ltd.	3,400	35,805
Glory Ltd.	5,100	87,200
Harmonic Drive Systems Inc.	6,800	84,575
Hino Motors Ltd.(a)	37,400	99,280
IHI Corp.	18,700	969,124
Japan Steel Works Ltd. (The)	8,500	365,409
Kanadevia Corp.	20,400	127,976
Kawasaki Heavy Industries Ltd.	18,700	694,472
Kitz Corp.	8,500	61,818
Kurita Water Industries Ltd.	13,600	519,494
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,400	51,878
Makino Milling Machine Co. Ltd.	3,400	150,548
Max Co. Ltd.	3,400	78,129
Meidensha Corp.	5,100	131,388
METAWATER Co. Ltd.	3,400	40,272
MISUMI Group Inc.	37,400	608,722
Mitsubishi Logisnext Co. Ltd.	3,400	26,371
Mitsuboshi Belting Ltd.	3,400	93,023
Mitsui E&S Co. Ltd.(b)	11,900	121,820
Miura Co. Ltd.	11,900	298,242
Morita Holdings Corp.	3,400	48,098
Security	Shares	Value
Machinery (continued)
Nabtesco Corp.	13,600	$219,619
Nachi-Fujikoshi Corp.	1,700	35,143
Namura Shipbuilding Co. Ltd.	5,100	52,396
NGK Insulators Ltd.	30,600	403,876
Nikkiso Co. Ltd.	5,100	32,676
Nitta Corp.	1,700	40,022
Nomura Micro Science Co. Ltd.	3,800	45,136
Noritake Co. Ltd.	1,700	43,018
NSK Ltd.	47,600	209,647
NTN Corp.	59,500	93,734
Obara Group Inc.	1,700	46,665
Oiles Corp.	1,796	28,078
OKUMA Corp.	5,100	105,190
Organo Corp.	3,400	194,721
OSG Corp.	8,500	99,710
Shibaura Machine Co. Ltd.	3,400	79,621
Shibuya Corp.	1,700	43,892
Shinmaywa Industries Ltd.	6,800	58,763
Star Micronics Co. Ltd.	5,100	62,024
Sumitomo Heavy Industries Ltd.	13,600	288,515
Tadano Ltd.	11,900	90,168
Takeuchi Manufacturing Co. Ltd.	5,100	165,324
Takuma Co. Ltd.	8,500	93,509
THK Co. Ltd.	15,300	370,170
Tocalo Co. Ltd.	6,800	80,265
Tsubakimoto Chain Co.	10,200	127,787
Tsugami Corp.	5,100	46,372
Tsurumi Manufacturing Co. Ltd.	1,700	40,676
Union Tool Co.	1,700	60,485
Yamabiko Corp.	3,400	56,255
		10,325,209
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.	8,500	63,389
NS United Kaiun Kaisha Ltd.	1,700	45,427
		108,816
Media — 1.1%
CyberAgent Inc.	56,100	391,109
Fuji Media Holdings Inc.	6,800	78,684
Hakuhodo DY Holdings Inc.	27,200	208,834
Kadokawa Corp.	10,216	296,178
Nippon Television Holdings Inc.	6,800	111,760
Septeni Holdings Co. Ltd.(b)	6,800	20,398
SKY Perfect JSAT Holdings Inc.	18,700	108,348
TBS Holdings Inc.	5,100	129,461
TV Asahi Holdings Corp.	3,400	49,667
		1,394,439
Metals & Mining — 2.0%
ARE Holdings Inc.	10,200	119,086
Daido Steel Co. Ltd.	17,000	133,463
Dowa Holdings Co. Ltd.	6,800	203,985
Godo Steel Ltd.	1,700	42,857
Kobe Steel Ltd.	49,300	512,945
Kyoei Steel Ltd.	3,400	39,427
Maruichi Steel Tube Ltd.	8,500	184,422
Mitsubishi Materials Corp.	17,000	272,947
Mitsui Mining & Smelting Co. Ltd.	6,800	213,253
Nippon Light Metal Holdings Co. Ltd.	6,800	68,952
Nittetsu Mining Co. Ltd.	1,700	47,864
Osaka Steel Co. Ltd.	1,700	37,768
OSAKA Titanium Technologies Co. Ltd.(b)	3,400	45,033
Sanyo Special Steel Co. Ltd.	3,400	41,581

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Toho Titanium Co. Ltd.	3,400	$23,623
Tokyo Steel Manufacturing Co. Ltd.	6,800	67,584
UACJ Corp.	5,114	184,627
Yamato Kogyo Co. Ltd.	5,100	263,520
Yodogawa Steel Works Ltd.	1,700	58,848
		2,561,785
Office REITs — 0.9%
Daiwa Office Investment Corp.	75	150,311
Global One Real Estate Investment Corp.	136	89,744
Ichigo Office REIT Investment Corp.	136	71,925
Japan Excellent Inc.	153	119,885
Japan Prime Realty Investment Corp.	102	225,462
Mori Hills REIT Investment Corp.	187	156,139
Orix JREIT Inc.	340	378,860
		1,192,326
Oil, Gas & Consumable Fuels — 0.8%
Cosmo Energy Holdings Co. Ltd.	8,500	370,238
Itochu Enex Co. Ltd.	6,800	73,280
Iwatani Corp.	23,800	295,767
Japan Petroleum Exploration Co. Ltd.	17,000	123,018
Mitsuuroko Group Holdings Co. Ltd.	3,400	37,206
San-Ai Obbli Co. Ltd.	5,100	64,506
		964,015
Paper & Forest Products — 0.5%
Daio Paper Corp.	10,200	55,927
Hokuetsu Corp.(b)	11,900	121,538
Nippon Paper Industries Co. Ltd.	11,900	68,805
Oji Holdings Corp.	105,400	389,232
		635,502
Personal Care Products — 0.9%
Kobayashi Pharmaceutical Co. Ltd.	6,800	271,084
Kose Corp.	5,100	229,268
Milbon Co. Ltd.	3,400	79,457
Noevir Holdings Co. Ltd.	1,700	56,067
Pola Orbis Holdings Inc.	11,900	108,804
Rohto Pharmaceutical Co. Ltd.	23,800	472,893
		1,217,573
Pharmaceuticals — 1.6%
Hisamitsu Pharmaceutical Co. Inc.	6,800	192,111
JCR Pharmaceuticals Co. Ltd.	8,500	42,126
Kaken Pharmaceutical Co. Ltd.	3,400	98,281
Kissei Pharmaceutical Co. Ltd.	3,400	82,855
Kyorin Pharmaceutical Co. Ltd.	5,100	50,047
Mochida Pharmaceutical Co. Ltd.	3,400	75,741
Nippon Shinyaku Co. Ltd.	6,800	198,280
Nxera Pharma Co. Ltd.(a)(b)	10,200	76,464
Santen Pharmaceutical Co. Ltd.	42,500	489,428
Sawai Group Holdings Co. Ltd.	15,300	222,498
Sumitomo Pharma Co. Ltd.(a)	23,800	89,881
Torii Pharmaceutical Co. Ltd.	1,700	55,016
Towa Pharmaceutical Co. Ltd.	3,400	64,003
Tsumura & Co.	6,800	219,114
ZERIA Pharmaceutical Co. Ltd.	3,400	52,862
		2,008,707
Professional Services — 1.9%
BayCurrent Inc.	17,000	616,458
Bell System24 Holdings Inc.	5,100	42,634
Dip Corp.	3,400	57,333
en Japan Inc.	3,400	47,130
Funai Soken Holdings Inc.	5,100	81,609
Security	Shares	Value
Professional Services (continued)
Infomart Corp.	23,800	$45,511
Insource Co. Ltd.	5,100	36,115
JAC Recruitment Co. Ltd.	8,500	39,326
MEITEC Group Holdings Inc.	8,500	160,621
Nomura Co. Ltd.	10,200	52,514
Open Up Group Inc.	6,816	82,599
Pasona Group Inc.	3,400	44,697
Persol Holdings Co. Ltd.	224,400	346,300
SMS Co. Ltd.	8,500	94,901
TechnoPro Holdings Inc.	13,600	249,879
TKC Corp.	3,400	87,752
Transcosmos Inc.	3,400	78,721
UT Group Co. Ltd.	3,400	46,290
Visional Inc.(a)(b)	3,400	179,664
		2,390,054
Real Estate Management & Development — 1.7%
Aeon Mall Co. Ltd.	11,900	159,707
Goldcrest Co. Ltd.	1,700	36,041
Heiwa Real Estate Co. Ltd.	3,400	97,220
Ichigo Inc.	28,900	71,072
Kasumigaseki Capital Co. Ltd.	900	75,464
Katitas Co. Ltd.	6,800	95,744
Keihanshin Building Co. Ltd.	3,400	36,978
Leopalace21 Corp.	22,100	80,942
Nomura Real Estate Holdings Inc.	13,600	338,085
Relo Group Inc.	11,900	140,685
Starts Corp. Inc.	3,400	83,708
Sun Frontier Fudousan Co. Ltd.	3,400	42,742
Tokyo Tatemono Co. Ltd.	23,800	411,521
Tokyu Fudosan Holdings Corp.	74,800	490,599
Tosei Corp.	3,400	55,479
		2,215,987
Residential REITs — 0.7%
Advance Residence Investment Corp.	170	335,277
Comforia Residential REIT Inc.	89	171,528
Daiwa Securities Living Investments Corp.	255	154,865
Nippon Accommodations Fund Inc.	68	263,834
Samty Residential Investment Corp.	51	31,653
		957,157
Retail REITs — 0.8%
AEON REIT Investment Corp.	204	171,961
Frontier Real Estate Investment Corp.	68	179,555
Fukuoka REIT Corp.	85	80,937
Japan Metropolitan Fund Invest	901	549,824
		982,277
Semiconductors & Semiconductor Equipment — 2.3%
Ferrotec Holdings Corp.	6,800	112,211
Furuya Metal Co. Ltd.	1,700	39,249
Japan Material Co. Ltd.	8,500	90,513
Megachips Corp.	1,700	68,336
Micronics Japan Co. Ltd.	3,400	85,483
Mitsui High-Tec Inc.	11,900	58,564
Optorun Co. Ltd.	3,400	41,975
Rohm Co. Ltd.	45,900	430,425
Rorze Corp.	10,200	114,193
RS Technologies Co. Ltd.	1,700	38,493
Sanken Electric Co. Ltd.(a)(b)	3,400	126,790
Shibaura Mechatronics Corp.	1,700	84,222
Shinko Electric Industries Co. Ltd.(a)	8,500	298,371
Socionext Inc.	23,800	387,049
SUMCO Corp.	45,900	371,103

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Tokyo Seimitsu Co. Ltd.	5,100	$247,402
Towa Corp.(b)	8,500	90,589
Tri Chemical Laboratories Inc.	3,400	67,326
Ulvac Inc.	5,100	210,431
		2,962,725
Software — 1.1%
Appier Group Inc.(a)	8,500	81,642
Cybozu Inc.	3,400	48,300
Digital Arts Inc.	1,700	68,699
Freee KK(a)(b)	5,100	100,932
Fuji Soft Inc.	3,900	250,112
I'll Inc.	1,700	37,198
Justsystems Corp.	3,400	78,515
Money Forward Inc.(a)	5,100	161,367
OBIC Business Consultants Co. Ltd.	3,400	162,450
PKSHA Technology Inc.(a)(b)	1,700	47,645
Plus Alpha Consulting Co. Ltd.(b)	3,400	37,460
Rakus Co. Ltd.	10,200	139,860
Sansan Inc.(a)	8,500	120,202
Systena Corp.	37,400	88,418
WingArc1st Inc.	1,700	37,355
		1,460,155
Specialty Retail — 3.0%
ABC-Mart Inc.	13,600	279,826
Adastria Co. Ltd.	3,400	83,336
Alpen Co. Ltd.	1,700	22,730
AOKI Holdings Inc.	5,100	42,509
Aoyama Trading Co. Ltd.	5,100	76,847
Arclands Corp.	6,879	77,360
Autobacs Seven Co. Ltd.	8,500	81,057
Bic Camera Inc.	11,900	132,295
DCM Holdings Co. Ltd.	11,900	111,843
EDION Corp.	8,500	102,819
IDOM Inc.	6,800	49,672
JINS Holdings Inc.	1,700	69,465
Joshin Denki Co. Ltd.	1,700	26,311
Joyful Honda Co. Ltd.	6,800	80,996
Kohnan Shoji Co. Ltd.	3,400	81,756
Komeri Co. Ltd.	3,400	72,971
K's Holdings Corp.	18,700	177,268
Nafco Co. Ltd.	1,700	22,234
Nextage Co. Ltd.	5,100	49,338
Nishimatsuya Chain Co. Ltd.	5,100	80,651
Nojima Corp.	8,500	131,598
PAL GROUP Holdings Co. Ltd.	5,100	110,518
Sanrio Co. Ltd.	20,400	675,690
Shimamura Co. Ltd.	5,100	289,491
USS Co. Ltd.	52,700	488,701
Workman Co. Ltd.	3,400	94,496
Yamada Holdings Co. Ltd.	68,000	207,621
Yellow Hat Ltd.	5,100	87,670
		3,807,069
Technology Hardware, Storage & Peripherals — 0.6%
Eizo Corp.	3,400	49,017
Elecom Co. Ltd.	5,100	49,015
Konica Minolta Inc.	59,500	260,356
MCJ Co. Ltd.	8,500	78,737
Riso Kagaku Corp.	1,700	39,026
Sun Corp.	1,700	97,233
Toshiba TEC Corp.	3,400	82,612
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Wacom Co. Ltd.	17,000	$80,521
		736,517
Textiles, Apparel & Luxury Goods — 0.5%
Goldwin Inc.	3,400	202,385
Gunze Ltd.	1,700	58,930
Japan Wool Textile Co. Ltd. (The)	5,100	42,494
Onward Holdings Co. Ltd.	13,600	48,341
Seiko Group Corp.	3,400	93,892
Wacoal Holdings Corp.	5,100	174,909
		620,951
Trading Companies & Distributors — 1.5%
Hanwa Co. Ltd.	5,100	164,968
Inaba Denki Sangyo Co. Ltd.	6,800	172,963
Inabata & Co. Ltd.	5,100	111,132
Japan Pulp & Paper Co. Ltd.	11,900	51,786
Kanamoto Co. Ltd.	3,400	65,128
Kanematsu Corp.	10,200	173,928
Nagase & Co. Ltd.	11,900	243,262
Nichiden Corp.	1,700	33,891
Nishio Holdings Co. Ltd.	1,700	41,785
Senshu Electric Co. Ltd.	1,700	57,081
Sojitz Corp.	28,900	590,181
Totech Corp.	3,400	55,766
Trusco Nakayama Corp.	5,100	73,241
Wakita & Co. Ltd.	3,400	35,503
Yamazen Corp.	6,800	58,514
Yuasa Trading Co. Ltd.	1,700	49,174
		1,978,303
Transportation Infrastructure — 0.7%
Japan Airport Terminal Co. Ltd.	8,500	298,377
Kamigumi Co. Ltd.	10,200	230,014
Mitsubishi Logistics Corp.	34,000	249,669
Sumitomo Warehouse Co. Ltd. (The)	6,800	125,005
		903,065
Wireless Telecommunication Services — 0.1%
Okinawa Cellular Telephone Co.	3,400	99,306
Total Common Stocks — 99.1% (Cost: $136,445,341)		127,713,685
Preferred Stocks
Beverages — 0.0%
Ito En Ltd., 0.00%	3,400	41,065
Total Preferred Stocks — 0.0% (Cost: $42,251)		41,065
Total Long-Term Investments — 99.1% (Cost: $136,487,592)		127,754,750
Short-Term Securities
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(c)(d)(e)	2,833,034	2,834,450

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	40,000	$40,000
Total Short-Term Securities — 2.2% (Cost: $2,874,377)		2,874,450
Total Investments — 101.3% (Cost: $139,361,969)		130,629,200
Liabilities in Excess of Other Assets — (1.3)%		(1,737,619)
Net Assets — 100.0%		$128,891,581

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,191,320	$—	$(356,723)(a)	$417	$(564)	$2,834,450	2,833,034	$13,149 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	0 (a)	—	—	—	40,000	40,000	564	—
				$417	$(564)	$2,874,450		$13,713	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	58	12/12/24	$1,040	$(14,723)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Japan Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$656,094	$127,057,591	$—	$127,713,685
Preferred Stocks	—	41,065	—	41,065
Short-Term Securities
Money Market Funds	2,874,450	—	—	2,874,450
	$3,530,544	$127,098,656	$—	$130,629,200
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(14,723)	$—	$(14,723)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust